SHORT TERM AND LONG-TERM DEBT (Schedule of Aggregate Annual Maturities) (Details) - Debt Instrument [Line Items] $ in Thousands	Dec. 31, 2019 USD ($)
Debt Instrument Line Items
2020	$ 8,333
2021	8,333
Present value of principal payments	16,666
Less: current portion	(8,333)
Long-term debt	$ 8,333